SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 14 — SUBSEQUENT EVENTS

On July 28, 2014, the Company has announced that it has been awarded a subcontract by CACI International Inc to provide communications and network services on CACI’s prime contract with the U.S. Army's Communications-Electronics Research, Development and Engineering Center Space and Terrestrial Communications Directorate. The prime contract has a duration of five-years (three base plus two options) and is a multiple-award indefinite delivery/indefinite quantity (IDIQ) contract. This represents the second subcontract awarded to xG Technology under the multiple-award contract. The initial subcontract award was announced on June 23, 2014. As of the date of this filing, no determination has been made as to how much the Company will be awarded from the prime contract because the company is still negotiating the scope of work which will be documented in each task order which will define the ceiling and funding to be performed for both subcontracts. No task orders have been received as of the date of this filing.
On August 1, 2014, the Company filed a shelf registration statement on Form S-3 with the SEC to register shares of our common stock for sale, giving us the opportunity to raise funding when considered appropriate at prices and on terms to be determined at the time of any such offerings. Pursuant to the instructions to Form S-3, the Company currently has the ability to sell shares under the shelf registration statement, during any 12-month period, in an amount less than or equal to one-third of the aggregate market value of our common stock held by non-affiliates.

On September 19, 2014, we also entered into a Purchase Agreement (the “$15M Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”) with Lincoln Park. In consideration for entering into the transaction under the $15M Purchase Agreement, we issued 175,000 shares of our common stock to Lincoln Park upon execution of the $15M Purchase Agreement. Lincoln Park also agreed to purchase up to $15,000,000 of our shares of common stock over the 24-month term of the $15M Purchase Agreement.

The $15M Purchase Agreement provides that, from time to time over the term of the $15M Purchase Agreement, on any business day, as often as every other business day, and at our sole discretion, we may require Lincoln Park to purchase up to 100,000 shares of our common stock (a “Regular Purchase”); provided, however, that (i) a Regular Purchase may be increased to up to 150,000 shares of our common stock provided that the closing sale price of our common stock is not below $2.00 on the purchase date, (ii) a Regular Purchase may be increased to up to 200,000 shares of our common stock provided that the closing sale price of our common stock is not below $2.50 on the purchase date and (iii) a Regular Purchase may be increased to up to 250,000 shares of our common stock provided that the closing sale price of our common stock is not below $3.00 on the purchase date; and provided, further, that the aggregate price of any Regular Purchase shall not exceed $1,000,000. We may not sell any shares of our common stock as a Regular Purchase on a date in which the closing sale price of our common stock is below $1.50. The purchase price for Regular Purchases shall be equal to the lesser of (i) the lowest sale price of our common stock on the purchase date and (ii) the average of the three (3) lowest closing sale prices of our common stock during the ten (10) business days prior to the purchase date, as reported on the NASDAQ Capital Market.

We also have the right, at our sole discretion, to require Lincoln Park to make an accelerated purchase on the business day following the purchase date of a Regular Purchase in an amount up to the lesser of (i) 200% of the number of shares of common stock purchased as a Regular Purchase and (ii) 30% of the trading volume of our common stock on such accelerated purchase date, provided that the closing price of our common stock equals or exceeds $1.50 on such accelerated purchase date, as reported on the NASDAQ Capital Market. The purchase price per share of common stock for any accelerated purchase will be equal to the lesser of (i) the closing sale price of our common stock on the accelerated purchase date and (ii) 95% of the volume weighted average price of our common stock on the accelerated purchase date.

On September 22, 2014, the Company entered into a Purchase Agreement (the “$1M Purchase Agreement”) with Lincoln Park pursuant to which we offered 500,000 shares of our common stock to Lincoln Park at a price of $2.00 per share, for an aggregate purchase price of $1,000,000. The closing of the transaction contemplated by the $1M Purchase Agreement occurred on September 24, 2014.

On October 1, 2014, the Company received certification from the U.S. Federal Communications Commission (FCC) in connection with the CN3200 Dual Band Routing Modem (“CN3200”). The certification allows the Company to begin delivery of this technology throughout the U.S. to both current and prospective customers.

 17 — SUBSEQUENT EVENTS

The cancellation of the Company’s common stock on the London Stock Exchange’s AIM Market became effective January 3, 2014. On December 20, 2013, the shareholders approved the cancellation of admission to trading the Company’s common stock on the London Stock Exchange’s AIM Market.

On January 7, 2014, the Company received $1,350,000 from MBTH. As of December 31, 2013, this amount was recorded as a due from a related party.